Interim Condensed Consolidated Balance Sheets (Unaudited) (Parentheticals) - ₪ / shares	Jun. 30, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Ordinary shares, par value (in New Shekels per share)	₪ 0.01	₪ 0.01
Ordinary shares, authorized	50,000,000	50,000,000
Ordinary shares, share issued	20,887,428	20,387,428
Ordinary shares, share outstanding	20,887,428	20,387,428